Cost of revenue	12 Months Ended
Dec. 31, 2020
Cost of revenue
Cost of revenue

23.Cost of revenue

Cost of revenue for the years ended December 31 was as follows:

	2018	2019	2020
Transaction costs	9,324	12,633	14,777
Cost of cash and settlement service fees	105	164	171
Interest expense	26	47	288
Other expenses	877	1,231	1,258
Total cost of revenue	10,332	14,075	16,494